UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21698
                                                     ---------

            The Gabelli Global Gold, Natural Resources & Income Trust
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
        ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
        ---------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                            [LOGO OMITTED]
                                                            THE GABELLI
                                                            GLOBAL GOLD,
                                                            NATURAL RESOURCES
                                                            & INCOME TRUST

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

                              Third Quarter Report
                               September 30, 2007

TO OUR SHAREHOLDERS,
      The Gabelli Global Gold, Natural Resources & Income Trust's (the "Fund") net asset value ("NAV") gained 9.46% in the third quarter of 2007, compared with gains of 0.34%, 3.01%, 8.86%, and 24.38% for the Chicago Board Options Exchange ("CBOE") S&P 500 Buy/Write Index, the Lehman Brothers Government/Corporate Bond Index, the Amex Energy Select Sector Index, and for the Philadelphia Gold & Silver Index, respectively. The Fund's market price, adjusted for distributions, was up 9.17% during the third quarter. On September 30, 2007, the Fund's market price was $28.40 on the American Stock Exchange, representing a discount of 2.04% to its NAV of $28.99 at the end of the quarter.

      Enclosed is the investment portfolio as of September 30, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2007 (A)
                          -----------------------------------------------------

                                                                                                              SINCE
                                                                                                            INCEPTION
                                                                     QUARTER     1 YEAR        2 YEAR      (03/31/05)
                                                                     -------     ------        ------      ----------
  GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
    NAV TOTAL RETURN (B)......................................        9.46%       42.44%       25.64%        27.12%
    INVESTMENT TOTAL RETURN (C)...............................        9.17        36.51        23.02         23.60
  CBOE S&P 500 Buy/Write Index................................        0.34         7.78         7.49          8.46
  Philadelphia Gold & Silver Index............................       24.38        32.85        23.68         28.00
  Amex Energy Select Sector Index.............................        8.86        42.27        20.01         26.91
  Lehman Brothers Government/Corporate Bond Index.............        3.01         5.08         4.20          4.35

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE CBOE S&P 500 BUY/WRITE INDEX IS AN UNMANAGED BENCHMARK INDEX DESIGNED TO REFLECT THE RETURN ON A PORTFOLIO THAT CONSISTS OF A LONG POSITION IN THE STOCKS IN THE S&P 500 INDEX AND A SHORT POSITION IN A S&P 500 (SPX) CALL OPTION. THE PHILADELPHIA GOLD & SILVER INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE OF LARGE NORTH AMERICAN GOLD AND SILVER COMPANIES, WHILE THE AMEX ENERGY SELECT SECTOR INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE OF LARGE U.S. COMPANIES INVOLVED IN THE
     DEVELOPMENT OR PRODUCTION OF ENERGY PRODUCTS. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS AN UNMANAGED MARKET VALUE WEIGHTED INDEX THAT TRACKS THE TOTAL RETURN PERFORMANCE OF FIXED RATE, PUBLICLY PLACED, DOLLAR DENOMINATED OBLIGATIONS. DIVIDENDS AND INTEREST INCOME ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV PER SHARE AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $19.06.
(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE AMERICAN STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $20.00.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.
--------------------------------------------------------------------------------

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                    MARKET
    SHARES                                                          VALUE
   --------                                                        --------

               COMMON STOCKS -- 100.0%
               ENERGY AND ENERGY SERVICES -- 35.2%
      30,000   Baker Hughes Inc................................. $  2,711,100
     228,000   BJ Services Co. (a)..............................    6,053,400
      71,000   BP plc, ADR......................................    4,923,850
      20,000   Chesapeake Energy Corp...........................      705,200
      54,600   Chevron Corp.....................................    5,109,468
      65,000   ConocoPhillips...................................    5,705,050
     140,000   Devon Energy Corp. (a)...........................   11,648,000
      55,000   Diamond Offshore Drilling Inc....................    6,230,950
      60,000   Exxon Mobil Corp. (a)............................    5,553,600
     247,000   Halliburton Co. (a)..............................    9,484,800
     120,000   Imperial Oil Ltd.................................    5,946,614
     110,000   Marathon Oil Corp................................    6,272,200
     174,000   Murphy Oil Corp. (a).............................   12,160,860
     120,000   Nabors Industries Ltd.+..........................    3,692,400
     200,000   Noble Corp. (a)..................................    9,810,000
     220,000   Petroleo Brasileiro SA, ADR (a)..................   16,610,000
     150,000   Rowan Companies Inc. (a).........................    5,487,000
     150,000   Saipem SpA.......................................    6,399,635
     150,000   Statoil ASA, ADR.................................    5,088,000
     130,000   Suncor Energy Inc. (a)...........................   12,325,300
      60,000   Technip SA.......................................    5,364,400
     120,000   Tesoro Corp......................................    5,522,400
      65,000   Transocean Inc.+.................................    7,348,250
     105,000   Valero Energy Corp. (a)..........................    7,053,900
     170,000   Weatherford International Ltd.+ (a)..............   11,420,600
     200,000   Williams Companies Inc. (a)......................    6,812,000
     174,500   XTO Energy Inc. (a)..............................   10,791,080
                                                                 ------------
                                                                  196,230,057
                                                                 ------------
               METALS AND MINING -- 64.7%
     364,098   Agnico-Eagle Mines Ltd. (a)......................   18,132,080
     160,000   Alcoa Inc. (a)...................................    6,259,200
     265,000   Alpha Natural Resources Inc.+....................    6,155,950
      85,000   Anglo American plc...............................    5,719,883
      58,000   Anglo Platinum Ltd...............................    8,777,496
     120,000   AngloGold Ashanti Ltd., ADR......................    5,626,800
     591,605   Aquila Resources Ltd.+...........................    2,740,298
     322,000   Barrick Gold Corp. (a)...........................   12,970,160
     170,000   BHP Billiton Ltd., ADR (a).......................   13,362,000
     220,000   Companhia Vale do Rio Doce, ADR..................    7,464,600
      31,637   Compania de Minas Buenaventura SA,
                 ADR............................................    1,511,616
   2,269,341   Consolidated Minerals Ltd........................    9,887,277
     640,000   Eldorado Gold Corp.+.............................    3,950,736
      14,100   Eramet...........................................    5,135,023
     140,000   Foundation Coal Holdings Inc.....................    5,488,000

                                                                    MARKET
    SHARES                                                          VALUE
   --------                                                        --------

      10,000   Freeport-McMoRan Copper
                 & Gold Inc. (a)................................ $  1,048,900
     200,000   Gold Fields Ltd..................................    3,604,140
     702,300   Gold Fields Ltd., ADR (a)........................   12,704,607
     369,500   Goldcorp Inc. (a)................................   11,291,920
     714,200   Harmony Gold Mining Co. Ltd.,
                 ADR+ (a).......................................    8,506,122
     528,000   Hochschild Mining plc............................    4,094,279
     342,500   IAMGOLD Corp.....................................    2,978,560
     406,000   Impala Platinum Holdings Ltd.....................   14,143,672
     758,832   Independence Group NL............................    4,410,445
     738,100   Ivanhoe Mines Ltd., New York+....................    9,632,205
      50,000   Ivanhoe Mines Ltd., New York+ (b)................      652,500
      48,000   Ivanhoe Mines Ltd., Toronto+.....................      623,496
     850,000   Kagara Zinc Ltd..................................    4,676,340
     349,656   Kingsgate Consolidated Ltd.+.....................    1,666,137
   1,081,000   Kinross Gold Corp.+ (a)..........................   16,193,380
   6,483,488   Lihir Gold Ltd.+.................................   22,667,330
     203,780   Lonmin plc.......................................   15,213,873
     322,600   Meridian Gold Inc.+ (a)..........................   10,678,060
     744,307   Newcrest Mining Ltd..............................   18,492,924
     359,400   Newmont Mining Corp. (a).........................   16,075,962
   1,545,000   Oxiana Ltd.......................................    5,319,314
   4,580,000   Pan Australian Resources Ltd.+...................    3,373,176
     667,600   Randgold Resources Ltd., ADR.....................   22,191,024
      30,000   Rio Tinto plc, ADR...............................   10,302,000
     141,600   Teck Cominco Ltd., Cl. B.........................    6,722,316
     257,756   Xstrata plc......................................   17,107,793
     191,400   Yamana Gold Inc., New York.......................    2,254,692
     100,000   Yamana Gold Inc., Toronto........................    1,181,320
                                                                 ------------
                                                                  360,987,606
                                                                 ------------
               PAPER AND FOREST PRODUCTS -- 0.1%
       8,500   Mondi Ltd........................................       84,868
      21,250   Mondi plc........................................      202,170
                                                                 ------------
                                                                      287,038
                                                                 ------------
               TOTAL COMMON STOCKS..............................  557,504,701
                                                                 ------------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $385,580,043)........................................ $557,504,701
                                                                 ============
   ---------------
            Aggregate book cost................................. $385,580,043
                                                                 ============
            Gross unrealized appreciation....................... $174,621,682
            Gross unrealized depreciation.......................   (2,697,024)
                                                                 ------------
            Net unrealized appreciation (depreciation) ......... $171,924,658
                                                                 ============

               See accompanying notes to schedule of investments.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

               OPTION CONTRACTS WRITTEN -- (5.1)%
   NUMBER OF                                      EXPIRATION DATE/     MARKET
   CONTRACTS                                       EXERCISE PRICE       VALUE
   ---------                                       --------------      ------

                PUT OPTION WRITTEN -- (0.0)%
       1,089   Agnico-Eagle Mines Ltd................ Nov. 07/40 $     65,340
                                                                 ------------
               TOTAL PUT OPTION WRITTEN
                 (Premiums received $338,565)...................       65,340
                                                                 ============
               CALL OPTIONS WRITTEN -- (5.1)%
       3,630   Agnico-Eagle Mines Ltd................ Nov. 07/55      653,400
          80   Alcoa Inc............................. Oct. 07/45        2,480
       1,520   Alcoa Inc............................. Jan. 09/50      345,800
       2,650   Alpha Natural
                 Resources Inc. ..................... Dec. 07/25      265,000
       1,200   AngloGold Ashanti Ltd.,
                 ADR ................................ Jan. 08/50      327,000
         300   Baker Hughes Inc...................... Oct. 07/85      195,000
       3,220   Barrick Gold Corp..................... Oct. 07/42.50   273,700
       1,700   BHP Billiton Ltd., ADR................ Nov. 07/70    1,802,000
       1,000   BJ Services Co........................ Jan. 08/27.50   200,000
       1,280   BJ Services Co........................ Jan. 08/30      115,200
         710   BP plc, ADR........................... Oct. 07/70       88,750
         200   Chesapeake Energy Corp. .............. Oct. 07/37.50     4,000
         546   Chevron Corp.......................... Dec. 07/90      371,280
       2,200   Companhia Vale do
                 Rio Doce, ADR  ..................... Oct. 07/30      924,000
         650   ConocoPhillips........................ Nov. 07/85      318,500
         700   Devon Energy Corp..................... Oct. 07/80      350,000
         700   Devon Energy Corp..................... Oct. 07/85      140,000
         550   Diamond Offshore
                 Drilling Inc.  ..................... Oct. 07/105     508,750
       2,131   Eldorado Gold Corp.(c)................ Oct. 07/6        74,986
       4,269   Eldorado Gold Corp.(c)................ Oct. 07/7        30,044
         600   Exxon Mobil Corp...................... Oct. 07/90      228,000
       1,400   Foundation Coal
                 Holdings Inc........................ Dec. 07/40      287,000
         100   Freeport-McMoRan
                 Copper & Gold Inc................... Nov. 07/100      99,000
       3,044   Gold Fields Ltd., ADR ................ Oct. 07/17.50   304,400
       5,979   Gold Fields Ltd., ADR................. Oct. 07/20      119,580
       2,465   Goldcorp Inc.......................... Oct. 07/32.50   160,225
       1,230   Goldcorp Inc.......................... Jan. 08/35      182,040
       1,000   Halliburton Co........................ Oct. 07/37.50   170,000
       1,470   Halliburton Co........................ Oct. 07/40       73,500
       7,142   Harmony Gold Mining
                 Co. Ltd., ADR  ..................... Nov. 07/12.50   499,940
       1,925   IAMGOLD Corp.(c)...................... Nov. 07/9        91,929
       1,500   IAMGOLD Corp.(c)...................... Nov. 07/10       30,161
       1,200   Imperial Oil Ltd.(c).................. Nov. 07/56       45,242
       8,361   Ivanhoe Mines Ltd..................... Dec. 07/15      961,515
      10,810   Kinross Gold Corp..................... Nov. 07/15    1,243,150
       6,000   Lihir Gold Ltd.(d).................... Dec. 07/3.84  1,918,808
       1,100   Marathon Oil Corp..................... Oct. 07/55      330,000

   NUMBER OF                                      EXPIRATION DATE/     MARKET
   CONTRACTS                                       EXERCISE PRICE       VALUE
   ---------                                       --------------      ------

       3,226   Meridian Gold Inc..................... Oct. 07/35 $    161,300
       1,000   Murphy Oil Corp....................... Oct. 07/65      535,000
         740   Murphy Oil Corp....................... Jan. 08/70      362,600
       1,200   Nabors Industries Ltd................. Dec. 07/32.50   156,000
         550   Newcrest Mining Corp.(d).............. Dec. 07/30      807,936
          50   Newmont Mining Corp................... Oct. 07/45        6,250
       3,544   Newmont Mining Corp................... Dec. 07/47.50   637,920
         400   Noble Corp............................ Jan. 08/50      160,000
       1,600   Noble Corp............................ Jan. 08/52.50   476,000
         550   Petroleo Brasileiro SA,
                 ADR................................. Oct. 07/65      583,000
       1,650   Petroleo Brasileiro SA,
                 ADR................................. Oct. 07/70    1,105,500
       6,676   Randgold Resources Ltd.,
                 ADR................................. Dec. 07/30    3,404,760
         300   Rio Tinto plc, ADR.................... Oct. 07/280   1,924,500
       1,000   Rowan Companies Inc................... Oct. 07/42.50    20,000
         500   Rowan Companies Inc................... Oct. 07/45        5,000
         300   Saipem SpA(e)......................... Oct. 07/28      419,228
         500   Statoil ASA, ADR...................... Oct. 07/30      200,000
       1,000   Statoil ASA, ADR...................... Oct. 07/35       50,000
         600   Suncor Energy Inc..................... Oct. 07/95      180,000
         700   Suncor Energy Inc..................... Dec. 07/95      441,000
       1,416   Teck Cominco Ltd.,
                 Cl. B(c)............................ Nov. 07/48      281,164
       1,200   Tesoro Corp........................... Nov. 07/50      192,000
         650   Transocean Inc........................ Nov. 07/115     292,500
       1,050   Valero Energy Corp.................... Oct. 07/70       94,500
       1,700   Weatherford
                 International Ltd................... Nov. 07/65      892,500
       2,000   Williams Companies Inc................ Nov. 07/35      260,000
       1,745   XTO Energy Inc........................ Nov. 07/60      698,000
       1,914   Yamana Gold Inc....................... Oct. 07/15        9,570
                                                                  -----------
               TOTAL CALL OPTIONS WRITTEN
                 (Premiums received $18,747,412) ...............  $28,090,608
                                                                  ===========
-------------------
            Aggregate premiums..................................  $19,085,977
                                                                  ===========
            Gross unrealized appreciation.......................  $ 3,392,390
            Gross unrealized depreciation.......................  (12,462,361)
                                                                  -----------
            Net unrealized appreciation
              (depreciation) ...................................  $(9,069,971)
                                                                  ===========
-------------------
(a) Securities, or a portion thereof, with a value of $194,994,022 are pledged as collateral for options written.
(b) At September 30, 2007, the Fund held an investment in a restricted security amounting to $652,500 or 0.12% of total investments.
(c)  Exercise price denoted in Canadian dollars.
(d)  Exercise price denoted in Australian dollars.
(e)  Exercise price denoted in Euros.
+    Non-income producing security.
ADR  American Depository Receipt

               See accompanying notes to schedule of investments.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                         % OF
                                        MARKET        MARKET
                                        VALUE         VALUE
                                        -----         -----
GEOGRAPHIC DIVERSIFICATION
LONG POSITIONS
North America ....................      46.2%     $257,862,361
Europe ...........................      18.3       101,741,929
Asia/Pacific .....................      15.5        86,595,241
Latin America ....................      10.4        57,857,466
South Africa .....................       9.6        53,447,704
                                       -----      ------------
                                       100.0%     $557,504,701
                                       =====      ============
SHORT POSITIONS
North America ....................      (2.4)%    $(13,516,047)
Europe ...........................      (1.1)       (6,087,237)
Asia/Pacific .....................      (0.8)       (4,528,744)
Latin America ....................      (0.5)       (2,773,000)
South Africa  ....................      (0.3)       (1,250,920)
                                       -----      ------------
                                        (5.1)%    $(28,155,948)
                                       =====      ============

               See accompanying notes to schedule of investments.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. SWAP AGREEMENTS. The Fund may enter into equity swap transactions. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. An equity swap is a swap where a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps is reported as unrealized appreciation or depreciation.

The Fund has entered into equity swaps with Morgan Stanley. Details of the swaps at September 30, 2007 are as follows:

                                                                                                  NET
         NOTIONAL              EQUITY SECURITY         INTEREST RATE/          TERMINATION     UNREALIZED
          AMOUNT                  RECEIVED          EQUITY SECURITY PAID          DATE        APPRECIATION
          ------                  --------          --------------------          ----        ------------
                                                      3 Month LIBOR plus
                                Market Value      45 bps plus Market Value
                              Appreciation on:        Depreciation on:
 $4,897,347 (30,400 Shares)    MMX Mineracao e         MMX Mineracao e          03/06/08        $5,959,187
    385,933 (2,400 Shares)      Metalicos SA            Metalicos SA            03/06/08           471,168
    111,418 (600 Shares)                                                        03/06/08           102,729
                                                                                                ----------
                                                                                                $6,533,084
                                                                                                ==========

--------------------------------------------------------------------------------
            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                            AND YOUR PERSONAL PRIVACY

     WHO ARE WE?
     The Gabelli Global Gold, Natural Resources & Income Trust (the "Fund") is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     When you purchase shares of the Fund on the American Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US. This would include information about the shares that you buy or sell, it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
                                PICTURE OF FLAGS

                              TRUSTEES AND OFFICERS
            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422




TRUSTEES
Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Mario d'Urso
   CHAIRMAN, MITTEL CAPITAL MARKETS SPA

Vincent D. Enright
   FORMER SENIOR VICE PRESIDENT &
   CHIEF FINANCIAL OFFICER,
   KEYSPAN CORP.

Frank J. Fahrenkopf, Jr.
   PRESIDENT & CHIEF EXECUTIVE OFFICER,
   AMERICAN GAMING ASSOCIATION

Michael J. Melarkey
   ATTORNEY-AT-LAW,
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN

Salvatore M. Salibello
   CERTIFIED PUBLIC ACCOUNTANT,
   SALIBELLO & BRODER, LLP

Anthonie C. van Ekris
   CHAIRMAN, BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.

OFFICERS

Bruce N. Alpert
   PRESIDENT

Carter W. Austin
   VICE PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

Molly A.F. Marion
   ASSISTANT VICE PRESIDENT & OMBUDSMAN

James E. McKee
   SECRETARY

Agnes Mullady
   TREASURER

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN
Mellon Trust of New England, N.A.

COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR
American Stock Transfer and Trust Company

STOCK EXCHANGE LISTING
                                   Common
                                  --------
Amex-Symbol:                         GGN
Shares Outstanding:              18,086,062

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds." The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.
--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 7.5% or more from the net asset value of the shares.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL GOLD, NATURAL
RESOURCES & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM



                                                            THIRD QUARTER REPORT
                                                            SEPTEMBER 30, 2007













                                                                     GGN Q3/2007

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Gabelli Global Gold, Natural Resources & Income Trust
               -----------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       November 15, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       November 15, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       November 15, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.